Acquisitions, Divestures and Exchanges (Tables)	12 Months Ended
Dec. 31, 2010
Business Acquisition Purchase Price Allocation Abstract
Acquisitions, Divestures and Exchanges
		Allocation of Purchase Price
	Purchase price (1)	Goodwill (2)	Licenses	Customer lists	Net tangible assets (liabilities)
(Dollars in thousands)

2010
Licenses	$17,101	$—	$17,101	$—	$—
Total	$17,101	$—	$17,101	$—	$—

2009
Licenses	$15,750	$—	$15,750	$—	$—
Total	$15,750	$—	$15,750	$—	$—

2008
FCC Auction 73 licenses (3)	$300,479	$—	$300,479	$—	$—
Other licenses	32,340	—	32,340	—	—
Businesses	9,152	2,963	4,803	1,045	341
Total	$341,971	$2,963	$337,622	$1,045	$341